Average Annual Total Returns{- Fidelity® MSCI Consumer Staples Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Consumer Staples Index ETF	Fidelity MSCI Consumer Staples Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Consumer Staples Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Consumer Staples Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWMX Past 1 year	IXWMX Past 5 years	IXWMX Since Inception		MC016 Past 1 year	MC016 Past 5 years	MC016 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	11.00%	8.98%	9.86%	[1]	10.26%	8.29%	9.17%	[1]	6.91%	6.96%	7.80%	[1]	11.17%	9.14%	10.02%	[1]	11.07%	9.12%	10.01%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013